Subsequent Events - Summary of Shares Issued Series C Convertible Preferred Stock (Details) (Parenthetical) - Series C Convertible Preferred Stock [Member] - Subsequent Event [Member]	12 Months Ended
Dec. 31, 2015
Securities Purchase Agreements dated March 11, 2016 [Member]
Agreement date	Mar. 11, 2016
Securities Purchase Agreement dated March 11, 2016 [Member]
Agreement date	Mar. 11, 2016
Quarter Ended December 31, 2015 [Member]
Dividend payable date	Dec. 31, 2015
Quarter ended March 31, 2016 [Member]
Dividend payable date	Mar. 31, 2016